Right-of-use Assets	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Right-of-use Asset	RIGHT-OF-USE ASSETS
16.1Accounting policies
IFRS 16 – Leases, requires lessees at the commencement date of a contract to recognize a lease liability to make payments and an asset representing the right to use the underlying asset over the lease term (a right-of-use asset - “ROU”). Lessees must separately recognize interest expense on the lease liability and the depreciation expense of the right-of-use asset in profit or loss.
Lessees are also required to reassess the lease liability in the event of certain events, for example, a change in the lease term, or a change in future lease payment flows as a result of a change in an index or rate used to determine such payments. In general, the lessee must recognize the remeasurement amount of the lease liability as an adjustment to the right-of-use asset.
Considering the dollar-denominated environment in which the Company raises funds, in determining the discount rate the Company used as a basis incremental borrowing rates at the commencement and/or modification dates of the lease agreements in foreign currency.
16.1.1Componentization of aircraft
At the receipt and initial recognition of right-of-use assets, the Company allocates the total cost of the aircraft between five major components, airframe, auxiliary power unit (“APU”) or propeller, landing gear and two engines. The useful life of each component is determined according to the estimated period until the next maintenance event, limited to the end of the lease term and/or the estimated useful life of the component.
16.1.2Capitalization of heavy maintenance events
Heavy maintenance events that increase the useful life of assets are capitalized. Such contracts can be of the “power-by-the-hour” type, in which the amounts owed to maintenance providers are calculated based on the flight hours and cycles.
Subsequently, they are depreciated during the respective period of use considering the shorter period between the next scheduled maintenance event or until the end of the lease. Repairs and other routine maintenance are recognized in profit or loss in the period in which they are incurred.
16.1.3Recognition of contractual obligations relating to return of aircraft
The costs resulting from the maintenance events that will be carried out immediately before the return of the aircraft to the lessors are recognized as an obligation at present value, with an offsetting entry increasing the cost of the asset, as long as they can be reasonably estimated. Assets are depreciated on a straight-line basis over the lease contract term, while liabilities are updated by interest rates and exchange effects.
16.2Breakdown of right-of-use assets

Description	Weighted average rate (p.a.)	December 31, 2022	Acquisitions	Write-offs	Modifications	Transfers(b)	December 31, 2023

Cost
Aircraft(a)		12,753,324	1,063,167	(833,855)	1,281,755	15,548	14,279,939
Maintenance of aircraft and engines		1,938,788	568,874	(892,072)	(30,128)	(33,426)	1,552,036
Restoration of aircraft and engines		1,819,438	501,864	(455,967)	(165,725)	—	1,699,610
Others		226,621	21,763	—	76,266	—	324,650
		16,738,171	2,155,668	(2,181,894)	1,162,168	(17,878)	17,856,235
Depreciation
Aircraft(a)	8%	(7,228,226)	(958,351)	769,937	—	(914)	(7,417,554)
Maintenance of aircraft and engines	17%	(1,159,612)	(327,401)	870,634	—	—	(616,379)
Restoration of aircraft and engines	31%	(628,522)	(557,984)	455,967	29,038	—	(701,501)
Others	22%	(58,914)	(50,329)	—	—	—	(109,243)
		(9,075,274)	(1,894,065)	2,096,538	29,038	(914)	(8,844,677)

Right-of-use assets		7,662,897	261,603	(85,356)	1,191,206	(18,792)	9,011,558
Impairment		(110,349)	—	110,349	—	—	—
Right-of-use assets, net		7,552,548	261,603	24,993	1,191,206	(18,792)	9,011,558

(a)Includes aircraft, engines, and simulators.
(b)The balances of transfers are between “Property and equipment”, “Right-of-use assets” and “Intangible assets”.

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	Modifications	Transfers(b)	December 31, 2022

Cost
Aircraft(a)		11,476,271	1,436,969	(66,458)	49,271	(142,729)	12,753,324
Maintenance of aircraft and engines		1,542,856	628,293	(209,458)	(15,242)	(7,661)	1,938,788
Restoration of aircraft and engines		1,387,738	678,685	(246,985)	—	—	1,819,438
Others		89,226	193,359	(67,416)	11,452	—	226,621
		14,496,091	2,937,306	(590,317)	45,481	(150,390)	16,738,171
Depreciation
Aircraft(a)	7%	(6,438,766)	(847,541)	19,254	—	38,827	(7,228,226)
Maintenance of aircraft and engines	20%	(1,052,190)	(313,613)	206,191	—	—	(1,159,612)
Restoration of aircraft and engines	34%	(380,649)	(468,050)	220,177	—	—	(628,522)
Others	44%	(19,240)	(39,674)	—	—	—	(58,914)
		(7,890,845)	(1,668,878)	445,622	—	38,827	(9,075,274)

Right-of-use assets		6,605,246	1,268,428	(144,695)	45,481	(111,563)	7,662,897
Impairment		(605,651)	—	488,731	—	6,571	(110,349)
Right-of-use assets, net		5,999,595	1,268,428	344,036	45,481	(104,992)	7,552,548

(a)Includes aircraft, engines, and simulators.
(b)The balances of transfers are between “Aircraft sublease”, “Property and equipment”, “Right-of-use assets”, “Intangible assets” and “Other assets”.